INCOME TAXES (Details) - USD ($)		12 Months Ended
	Oct. 12, 2022	Dec. 31, 2027	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Percentage of tax rate			25.00%	25.00%	25.00%
Maximum period		5 years
LOSS BEFORE PROVISION FOR INCOME TAXES			$ (1,655,903)	$ (1,386,515)	$ (1,015,348)
PROVISION FOR INCOME TAXES			0	0	0
Deferred tax assets:
Net operating loss carryforwards			651,643	399,768
Total deferred tax assets			651,643	399,768
Deferred tax liabilities:
Depreciation			(14,955)	(5,552)
Deferred tax liabilities			(14,955)	(5,552)
Total deferred tax assets-net			636,688	394,216
Less: Valuation allowance			(636,688)	(394,216)
Increase in valuation allowance			$ 242,472	$ 185,995	$ 208,221
Acquisition of an integrated electroplating production line	$ 4,000,000
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate			25.00%	25.00%	25.00%
Effect of tax rate differential (HK)			(7.70%)	(6.00%)	(3.60%)
Valuation allowance			(17.30%)	(19.00%)	(21.40%)
Taxes payable			$ 0	$ 0
Uncertain tax positions			$ 0	$ 0
Inland Revenue, Hong Kong
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Percentage of tax rate			16.50%	16.50%	16.50%
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate			16.50%	16.50%	16.50%
State Administration of Taxation, China
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Percentage of tax rate			25.00%
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate			25.00%
CHINA
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
LOSS BEFORE PROVISION FOR INCOME TAXES			$ (17,415)	$ (67,705)	$ (20,490)
Deferred tax liabilities:
Total deferred tax assets-net			637,000
HONG KONG
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
LOSS BEFORE PROVISION FOR INCOME TAXES			(1,500,125)	(983,008)	(434,271)
Deferred tax liabilities:
Total deferred tax assets-net				394,000
Cayman and BVI
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
LOSS BEFORE PROVISION FOR INCOME TAXES			$ (138,363)	$ (335,802)	$ (560,587)